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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864


                      Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Bond Fund
              Schedule of Investments  9/30/05

Principal Amount                                                     Value
              ASSET BACKED SECURITIES - 1.1 %
              Transportation - 0.2 %
              Airlines - 0.2 %
 $1,469,362   Southwest Airlines Co., 7.67%, 1/2/14              $  1,541,669
              Total Transportation                               $  1,541,669
              Food & Drug Retailing - 0.1 %
              Hypermarkets & Supercenters - 0.0 %
751,917       Wal-Mart Stores, 8.62%, 1/1/10                     $    800,017
              Total Food & Drug Retailing                        $    800,017
              Diversified Financials - 0.4 %
              Diversified Financial Services - 0.4 %
750,000       Caithness Coso Fund Corp 6.263%, 6/15/14 (144A)    $    751,170
1,730,860     PF Export Receivable Master Trust, 6.436%, 6/1/15 (1  1,740,449
1,297,634     Power Receivables Finance, 6.29%, 1/1/12 (144A)       1,327,921
                                                                 $  3,819,540
              Specialized Finance - 0.0 %
90,000        MBNA Credit Card Master, Floating Rate Note, 12/15/$     90,085
              Total Diversified Financials                       $  3,909,625
              Utilities - 0.4 %
              Electric Utilities - 0.4 %
1,004,300     Empresa Electric, 8.625%, 4/30/13 (144A)           $  1,107,031
1,755,467     FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)   1,847,506
609,700       FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)         612,749
              Total Utilities                                    $  3,567,286
              TOTAL ASSET BACKED SECURITIES                      $  9,818,597
              (Cost   $9,640,446)

              COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3 %
              Diversified Financials - 0.3 %
              Diversified Financial Services - 0.3 %
2,175,000     Tower 2004-1A E, 5.395%, 1/15/34                   $  2,118,613
525,000       Tower 2004-2A F, 6.376%, 12/15/14                       517,414
              Total Diversified Financials                       $  2,636,027
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          $  2,636,027
              (Cost   $2,700,000)

              CORPORATE BONDS - 34.4 %
              Energy - 1.3 %
              Integrated Oil & Gas - 0.8 %
1,000,000     Conoco, Inc., 6.35%, 4/15/09                       $  1,056,733
45,000        Petro-Canada, 4.0%, 7/15/13                              41,693
2,000,000     Phillips Pete Co., 6.375%, 3/30/09                    2,115,148
4,000,000     Texaco Capital, Inc., 7.09%, 2/1/07                   4,109,292
25,000        USX Corp., 6.85%, 3/1/08                                 26,211
                                                                 $  7,349,077
              Oil & Gas Equipment & Services - 0.1 %
875,000       Holly Energy Partners LP, 6.25%, 3/1/15 (144A)     $    866,250
              Oil & Gas Exploration & Production - 0.4 %
2,000,000     Gazprom International SA, 7.201%, 2/1/20 (144A)    $  2,190,000
75,000        Pemex Project Funding Master, 9.125%, 10/13/10           87,750
950,000       Tengizchevroil LLP, 6.124%, 11/15/14 (144A)             971,375
                                                                 $  3,249,125
              Oil & Gas Refining & Marketing - 0.0 %
320,000       Boardwalk Pipelines LLC, 5.5%, 2/1/17              $    319,267
              Oil & Gas Storage & Transporation - 0.0 %
65,000        Kinder Morgan Energy Partners, 6.75%, 3/15/11      $     70,110
              Total Energy                                       $ 11,853,829

              Materials - 2.0 %
              Aluminum - 0.7 %
4,000,000     Alocoa, Inc., 7.375%, 8/1/10                       $  4,449,240
1,700,000     Novelis, Inc., 7.25%, 2/15/15 (144A)                  1,606,500
                                                                 $  6,055,740
              Commodity Chemicals - 0.2 %
625,000       Invista, 9.25%, 5/1/12 (144A)                      $    679,688
1,500,000     Nova Chemicals, Ltd., 6.5%, 1/15/12                   1,456,875
                                                                 $  2,136,563
              Construction Materials - 0.2 %
2,000,000     Vulcan Materials Co., 6.0%, 4/1/09                 $  2,091,892
              Fertilizers & Agricultural Chemicals - 0.0 %
45,000        Potash Corp. Saskatchewan, 4.875%, 3/1/13          $     44,522
              Paper Packaging - 0.1 %
703,000       Abitibi-Consolidated, Inc., 6.95%, 12/15/06        $    713,545
              Paper Products - 0.7 %
1,300,000     Bowater Canada Finance, 7.95%, 11/15/11            $  1,309,750
5,000,000     International Paper Co., 5.3%, 4/1/15                 4,887,611
                                                                 $  6,197,361
              Specialty Chemicals - 0.1 %
500,000       Ferro Corp., 7.125%, 4/1/28                        $    508,217
600,000       Ferro Corp., 7.625%, 5/1/13                             615,409
                                                                 $  1,123,626
              Total Materials                                    $ 18,363,249

              Capital Goods - 3.5 %
              Aerospace & Defense - 0.5 %
40,000        Boeing Co., 5.125%, 2/15/13                        $     40,823
2,000,000     Honeywell, Inc., 7.0%, 3/15/07                        2,068,470
2,145,000     McDonnell Douglas Corp., 6.875%, 11/1/06              2,193,616
                                                                 $  4,302,909
              Construction & Farm Machinery & Heavy Trucks - 1.3 %
2,100,000     Caterpillar Financial Services, 2.5%, 10/3/06      $  2,057,979
2,300,000     Caterpillar Financial Services, 3.1%, 5/15/07         2,250,279
1,000,000     Caterpillar, Inc., 6.55%, 5/1/11                      1,089,046
6,000,000     John Deere Capital, 7.0%, 3/15/12                     6,695,538
                                                                 $ 12,092,842
              Electrical Component & Equipment - 0.2 %
1,845,000     Thomas & Betts Corp., 7.25%, 6/1/13                $  1,971,811
              Industrial Conglomerates - 1.4 %
12,000,000    GE Electric Co., 5.0%, 2/1/13                      $ 12,099,756
              Trading Companies & Distributors - 0.1 %
950,000       Noble Group, Ltd., 6.625%, 3/17/15 (144A)          $    876,996
              Total Capital Goods                                $ 31,344,314

              Automobiles & Components - 1.6 %
              Auto Parts & Equipment - 0.3 %
1,730,000     Delphi Corp., 6.55%, 6/15/06 (b)                   $  1,284,525
990,000       Sun Sage BV, 8.25%, 3/26/09 (144A)                    1,055,588
                                                                 $  2,340,113
              Automobile Manufacturers - 1.3 %
6,000,000     Daimler Chrysler NA Holding Corp., 6.5%, 11/15/13  $  6,343,716
130,000       Ford Motor Co., 7.25%, 10/1/08 (b)                      125,450
2,055,000     Ford Motor Credit Co., 5.7%, 1/15/10                  1,866,785
3,485,000     Ford Motor Credit Co., 6.25%, 12/8/05                 3,489,165
                                                                 $ 11,825,116
              Total Automobiles & Components                     $ 14,165,229

              Consumer Durables & Apparel - 0.9 %
              Footwear - 0.4 %
3,500,000     Nike, Inc., 5.5%, 8/15/06                          $  3,531,245
              Household Appliances - 0.5 %
4,500,000     Black & Decker Corp., 4.75%, 11/1/14               $  4,351,680
              Total Consumer Durables & Apparel                  $  7,882,925

              Media - 1.7 %
              Broadcasting & Cable Television - 0.0 %
135,000       Comcast Corp., 5.3%, 1/15/14                       $    134,649
              Media - 0.6 %
5,000,000     Comcast Cable Corp., 6.75%, 1/30/11                $  5,376,300
              Movies & Entertainment - 0.8 %
5,900,000     AOL Time Warner, Inc., 6.875%, 5/1/12              $  6,448,027
45,000        Time Warner, Inc., 6.75%, 4/15/11                        48,326
                                                                 $  6,496,353
              Publishing - 0.3 %
2,800,000     New York Times Co., 4.625%, 6/25/07                $  2,799,303
              Total Media                                        $ 14,806,605

              Retailing - 0.8 %
              Department Stores - 0.1 %
1,000,000     May Department Stores Co., 7.9%, 10/15/07          $  1,052,304
25,000        Nordstrom, Inc., 5.625%, 1/15/09                         25,573
                                                                 $  1,077,877
              General Merchandise Stores - 0.4 %
3,500,000     Target Corp., 5.875%, 3/1/12                       $  3,705,849
              Specialty Stores - 0.3 %
580,000       Toys "R" Us, 7.375%, 10/15/18                      $    464,000
1,825,000     Toys "R" Us, 7.875%, 4/15/13 (b)                      1,628,813
                                                                 $  2,092,813
              Total Retailing                                    $  6,876,539

              Food & Drug Retailing - 0.5 %
              Hypermarkets & Supercenters - 0.5 %
4,500,000     Wal Mart Stores, Inc., 5.45%, 8/1/06               $  4,535,928
              Total Food & Drug Retailing                        $  4,535,928

              Food, Beverage & Tobacco - 2.3 %
              Brewers - 0.0 %
55,000        Miller Brewing Co., 5.5%, 8/15/13 (144A)           $     56,322
              Packaged Foods & Meats - 1.5 %
7,000,000     Hormel Foods Corp., 6.625%, 6/1/11                 $  7,644,917
5,055,000     Unilever Capital Corp., 7.125%, 11/1/10               5,591,720
                                                                 $ 13,236,637
              Soft Drinks - 0.6 %
5,500,000     Bottling Group LLC, 2.45%, 10/16/06                $  5,380,672
55,000        Bottling Group LLC, 5.0%, 11/15/13                       55,840
                                                                 $  5,436,512
              Tobacco - 0.2 %
1,225,000     Altria Group, Inc., 7.0%, 11/4/13                  $  1,340,840
              Total Food, Beverage & Tobacco                     $ 20,070,311

              Household & Personal Products - 0.8 %
              Household Products - 0.8 %
500,000       Clorox Co., 6.125%, 2/1/11                         $    531,148
4,400,000     Colgate-Palmolive Co., 5.34%, 3/27/06                 4,424,235
1,700,000     Kimberly Clark Corp., 7.1%, 8/1/07                    1,775,140
                                                                 $  6,730,523
              Total Household & Personal Products                $  6,730,523

              Health Care Equipment & Services - 0.8 %
              Health Care Distributors - 0.3 %
2,066,000     Cardinal Health, Inc., 6.0%, 1/15/06               $  2,073,035
              Health Care Facilities - 0.3 %
2,735,000     HCA, Inc., 6.3%, 10/1/12                           $  2,718,538
              Health Care Supplies - 0.2 %
1,874,000     Bausch & Lomb, 7.125%, 8/1/28                      $  2,019,115
              Total Health Care Equipment & Services             $  6,810,688

              Pharmaceuticals & Biotechnology - 0.4 %
              Pharmaceuticals - 0.4 %
1,000,000     Glaxosmithline Capital PLC, 2.375%, 4/16/07        $    970,335
2,600,000     Pharmacia Corp., 5.75%, 12/1/05                       2,607,153
                                                                 $  3,577,488
              Total Pharmaceuticals & Biotechnology              $  3,577,488

              Banks - 2.2 %
              Diversified Banks - 0.8 %
2,100,000     FleetBoston Financial Corp., 4.88%, 12/1/06        $  2,106,153
1,100,000     Nationsbank Corp., 7.75%, 8/15/15                     1,320,906
45,000        U.S. Bancorp, 3.125%, 3/15/08                            43,498
2,000,000     U.S. Bank, 3.75%, 2/6/09                              1,939,316
1,875,000     Wachovia Corp., 6.605%, 10/1/25                       2,114,522
                                                                 $  7,524,395
              Regional Banks - 1.4 %
4,500,000     Branch Banking & Trust Co., 4.875%, 1/15/13        $  4,489,007
1,000,000     Fifth Third FTB, 2.7%, 1/30/07                          975,357
55,000        Keycorp, 2.75%, 2/27/07                                  53,469
3,000,000     Province of British Columbia, 4.625%, 10/3/06         3,010,137
500,000       Suntrust Bank Atlanta, 6.375%, 4/1/11                   538,099
3,159,000     Suntrust Banks, Inc., 7.375%, 7/1/06                  3,212,867
                                                                 $ 12,278,936
              Total Banks                                        $ 19,803,331

              Diversified Financials - 3.3 %
              Asset Management & Custody Banks - 1.8 %
2,000,000     Bank of New York, 4.95%, 3/15/15                   $  1,997,920
2,000,000     Mellon Financial Co., 6.4%, 5/14/11                   2,154,868
6,000,000     Northern Trust Co., 7.1%, 8/1/09                      6,482,658
5,000,000     State Street Corp., 7.65%, 6/15/10                    5,648,465
                                                                 $ 16,283,911
              Consumer Finance - 0.8 %
5,000,000     Household Financial, 6.5%, 1/24/06                 $  5,034,205
2,340,000     SLM Corp., Floating Rate Note, 7/25/14                2,284,823
                                                                 $  7,319,028
              Investment Banking & Brokerage - 0.2 %
540,000       E*Trade Financial Corp., 7.375%, 9/15/13 (144A)    $    545,400
1,275,000     E*Trade Financial Corp., 8.0%, 6/15/11                1,316,438
486,000       Refco Finance Holdings, 9.0%, 8/1/12                    528,525
                                                                 $  2,390,363
              Diversified Financial Services - 0.5 %
1,000,000     Bank One Texas National, 6.25%, 2/15/08            $  1,036,959
1,500,000     Bombardier Capital, Inc., 7.09%, 3/30/07              1,511,250
2,250,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)            2,131,457
                                                                 $  4,679,666
              Total Diversified Financials                       $ 30,672,968

              Insurance - 6.1 %
              Life & Health Insurance - 1.8 %
90,000        Lincoln National Corp., 5.25%, 6/15/07             $     90,797
1,000,000     Metline, 6.125%, 12/1/11                              1,063,126
2,830,000     Presidential Life Corp., 7.875%, 2/15/09              2,815,850
3,500,000     Protective Life, 4.0%, 10/7/09                        3,419,759
2,850,000     Provident Co., Inc., 7.0%, 7/15/18                    2,824,005
6,000,000     Prudential Funding LLC, 6.6%, 5/15/08                 6,321,066
                                                                 $ 16,534,603
              Multi-Line Insurance - 1.0 %
1,700,000     Allmerica Financial Corp., 7.625%, 10/15/25        $  1,819,381
5,000,000     Asif Global Financial XVIII, 3.85%, 11/26/07 (144A)   4,910,125
1,950,000     Loew Corp., 5.25%, 3/15/16                            1,898,009
                                                                 $  8,627,515
              Property & Casualty Insurance - 2.5 %
3,000,000     Berkshire Hathway, Inc., 3.375%, 10/15/08          $  2,896,032
1,000,000     Chubb Corp., 6.0%, 11/15/11                           1,056,354
5,000,000     John Hancock Financial Services, 5.625%, 12/1/08      5,138,660
2,010,000     Kingsway America, Inc., 7.5%, 2/1/14                  2,081,250
1,400,000     Ohio Casualty Corp., 7.3%, 6/15/14                    1,508,952
9,125,000     St. Paul Travelers, 5.75%, 3/15/07                    9,206,404
                                                                 $ 21,887,652
              Reinsurance - 0.8 %
2,000,000     Odyssey Re Holdings, 7.65%, 11/1/13                $  2,100,328
5,700,000     Platinum Underwritters Financial, 7.5%, 6/1/17 (144A  5,685,967
                                                                 $  7,786,295
              Total Insurance                                    $ 54,836,065

              Real Estate - 1.2 %
              Real Estate Management & Development - 0.3 %
2,200,000     Forest City Enterprises, 7.625%, 6/1/15            $  2,332,000
              Real Estate Investment Trusts - 0.9 %
1,100,000     Colonial Reality LP, 6.15%, 4/15/13                $  1,130,935
890,000       Crescent Real Estate, 7.5%, 9/15/07                     914,475
850,000       Health Care REIT, Inc., 6.0%, 11/15/13                  855,079
935,000       Health Care REIT, Inc., 8.0%, 9/12/12                 1,062,508
775,000       Hospitality Properties Trust, 5.125%, 2/15/15           746,419
1,714,000     Host Marriott LP, 6.375%, 3/15/15                     1,662,580
550,000       Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)         562,375
985,000       Ventas Realty LP Capital Corp., 7.125%, 6/1/15 (144A  1,019,475
                                                                 $  7,953,846
              Total Real Estate                                  $ 10,285,846

              Software & Services - 0.8 %
              Data Processing & Outsourced Services - 0.8 %
7,000,000     First Data Corp., 4.7%, 11/1/06                    $  7,004,676
              Total Software & Services                          $  7,004,676

              Technology Hardware & Equipment - 1.1 %
              Communications Equipment - 0.3 %
2,395,000     Corning, Inc., 5.9%, 3/15/14                       $  2,429,859
              Computer Hardware - 0.8 %
2,000,000     NCR Corp., 7.125%, 6/15/09                         $  2,120,396
5,000,000     International Business Machines, 5.375%, 2/1/09       5,126,385
                                                                 $  7,246,781
              Total Technology Hardware & Equipment              $  9,676,640

              Semiconductors - 0.1 %
              Semiconductors - 0.1 %
1,345,000     Chartered Semiconductor, 6.375%, 8/3/15            $  1,313,926
              Total Semiconductors                               $  1,313,926

              Telecommunication Services - 0.6 %
              Integrated Telecommunication Services - 0.6 %
300,000       AT&T Corp., 7.75%, 3/1/07                          $    310,709
1,500,000     GTE California, Inc., 6.7%, 9/1/09                    1,581,542
1,000,000     GTE California, Inc., 7.65%, 3/15/07                  1,037,362
2,600,000     Intelsat, Ltd., 6.5%, 11/1/13                         2,002,000
                                                                 $  4,931,613
              Total Telecommunication Services                   $  4,931,613

              Utilities - 2.4 %
              Electric Utilities - 1.0 %
1,700,000     Alabama Power Co., 7.125%, 10/1/07                 $  1,780,192
734,812       Crocket Cogeneration, 5.869%, 3/30/25 (144A)            743,130
710,000       Entergy Gulf States, 5.7%, 6/1/15                       695,676
3,000,000     Georgia Power Co., 4.0%, 1/15/11                      2,876,394
1,555,000     Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)      1,542,995
1,000,000     MSW Energy Holdings, 7.375%, 9/1/10                   1,037,500
65,000        PSE&G Power, 6.95%, 6/1/12                               70,913
465,000       Tenaska Alabama II Partners, 7.0%, 6/30/21 (144A)       470,819
                                                                 $  9,217,619
              Independent Power Producer & Energy Traders - 1.0 %
3,100,000     Baltimore Gas & Electric Co., 7.5%, 1/15/07        $  3,210,596
5,000,000     Duke Energy Corp., 6.25%, 1/15/12                     5,319,460
                                                                 $  8,530,056
              Multi-Utilities - 0.4 %
25,000        Dominion Resources, 6.25%, 6/30/12                 $     26,505
3,500,000     Wisconsin Electric Power Corp., 6.625%, 11/15/06      3,578,176
                                                                 $  3,604,681
              Total Utilities                                    $ 21,352,356
              TOTAL CORPORATE BONDS                              $306,895,049
              (Cost   $302,874,578)

              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 58.4 %
140,000       Fannie Mae, 5.24%, 8/7/18                          $    141,762
2,000,000     Federal Farm Credit Bank, Floating Rate Note, 1/3/07  1,999,690
5,000,000     Federal Home Loan Bank, 2.375%, 8/15/06               4,917,200
65,000        Federal Home Loan Bank, 3.875%, 6/14/13                  61,894
7,000,000     Federal Home Loan Bank, 4.875%, 11/15/11              7,076,636
195,000       Federal Home Loan Bank, 6.0%, 4/15/32                   200,466
5,288,056     Federal Home Loan Mortgage Co., 4.5%, 8/1/20          5,181,957
732,038       Federal Home Loan Mortgage Co., 4.5%, 4/1/35            696,535
393,673       Federal Home Loan Mortgage Co., 6.0%, 1/1/33            400,584
584,917       Federal Home Loan Mortgage Co., 6.0%, 3/1/33            595,226
81,295        Federal Home Loan Mortgage Co., 6.0%, 3/1/33             82,722
499,365       Federal Home Loan Mortgage Co., 6.0%, 5/1/17            513,261
21,000,000    Federal Home Loan Mortgage Corp., 3.75%, 8/3/07      20,735,841
21,000,000    Federal Home Loan Mortgage Corp., 4.5%, 10/1/05      20,560,302
6,000,000     Federal Home Loan Mortgage Corp., 4.5%, 1/15/15       5,937,390
494,594       Federal Home Loan Mortgage Corp., 4.5%, 11/1/18         485,175
2,849,220     Federal Home Loan Mortgage Corp., 4.5%, 3/1/20        2,791,039
3,400,251     Federal Home Loan Mortgage Corp., 4.5%, 5/1/20        3,330,818
2,931,441     Federal Home Loan Mortgage Corp., 5.0%, 6/1/35        2,869,699
695,307       Federal Home Loan Mortgage Corp., 5.0%, 7/1/35          680,662
2,040,958     Federal Home Loan Mortgage Corp., 5.5%, 12/1/18       2,078,998
2,605,312     Federal Home Loan Mortgage Corp., 5.5%, 9/1/33        2,608,032
1,694,886     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34       1,695,879
1,912,483     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34       1,914,793
774,987       Federal Home Loan Mortgage Corp., 6.0%, 2/1/33          788,965
2,198,829     Federal Home Loan Mortgage Corp., 6.0%, 3/1/33        2,237,581
1,700,975     Federal Home Loan Mortgage Corp., 6.0%, 9/1/33        1,730,835
1,301,469     Federal Home Loan Mortgage Corp., 6.0%, 12/1/33       1,324,316
349,271       Federal Home Loan Mortgage Corp., 6.0%, 12/1/33         355,403
293,999       Federal Home Loan Mortgage Corp., 6.0%, 12/1/33         299,912
331,981       Federal Home Loan Mortgage Corp., 6.0%, 1/1/34          337,809
879,171       Federal Home Loan Mortgage Corp., 6.0%, 1/1/34          894,617
5,200,020     Federal Home Loan Mortgage Corp., 6.0%, 5/1/34        5,291,379
961,336       Federal Home Loan Mortgage Corp., 6.0%, 5/1/34          978,226
2,189,365     Federal Home Loan Mortgage Corp., 6.0%, 8/1/34        2,227,830
1,500,000     Federal Home Loan Mortgage Corp., 6.0%, 4/1/35        1,526,345
1,353,449     Federal Home Loan Mortgage Corp., 6.0%, 6/1/35        1,377,219
10,000,000    Federal Home Loan Mortgage Corp., 6.25%, 3/5/12      10,238,030
58,832        Federal Home Loan Mortgage Corp., 6.5%, 1/1/29           60,706
21,549        Federal Home Loan Mortgage Corp., 6.5%, 4/1/31           22,215
151,300       Federal Home Loan Mortgage Corp., 6.5%, 7/1/32          155,741
130,670       Federal Home Loan Mortgage Corp., 6.5%, 7/1/33          134,922
675,575       Federal Home Loan Mortgage Corp., 6.5%, 10/1/33         697,488
700,816       Federal Home Loan Mortgage Corp., 6.5%, 10/1/33         724,364
10,067        Federal Home Loan Mortgage Corp., 7.0%, 12/1/30          10,519
9,515         Federal Home Loan Mortgage Corp., 8.0%, 9/15/06           9,529
7,699         Federal Home Loan Mortgage Corp., 8.0%, 4/1/08            7,912
5,000,000     Federal National Mortgage Association, 3.52%, 1/28/0  4,899,525
9,588,544     Federal National Mortgage Association, 4.5%, 4/1/19   9,396,150
199,044       Federal National Mortgage Association, 4.816%, 12/1/    198,761
270,716       Federal National Mortgage Association, 5.0%, 12/1/17    270,301
663,161       Federal National Mortgage Association, 5.0%, 2/1/20     661,639
179,522       Federal National Mortgage Association, 5.0%, 3/1/33     176,156
140,923       Federal National Mortgage Association, 5.0%, 5/1/34     138,149
222,985       Federal National Mortgage Association, 5.5%, 9/1/17     226,343
9,322,708     Federal National Mortgage Association, 5.5%, 12/1/17  9,463,089
256,240       Federal National Mortgage Association, 5.5%, 2/1/18     260,487
1,243,256     Federal National Mortgage Association, 5.5%, 12/1/18  1,261,744
977,040       Federal National Mortgage Association, 5.5%, 4/1/19     991,752
3,789,362     Federal National Mortgage Association, 5.5%, 9/1/19   3,845,600
95,837        Federal National Mortgage Association, 5.5%, 7/1/23      96,456
1,883,533     Federal National Mortgage Association, 5.5%, 3/1/25   1,894,466
2,394,433     Federal National Mortgage Association, 5.5%, 7/1/33   2,395,544
519,105       Federal National Mortgage Association, 6.0%, 6/1/16     534,064
8,797         Federal National Mortgage Association, 6.0%, 1/1/29       8,963
16,435        Federal National Mortgage Association, 6.0%, 9/1/29      16,741
98,068        Federal National Mortgage Association, 6.0%, 2/1/32      99,777
68,002        Federal National Mortgage Association, 6.0%, 8/1/32      69,157
935,813       Federal National Mortgage Association, 6.0%, 10/1/32    951,698
238,005       Federal National Mortgage Association, 6.0%, 11/1/32    242,045
1,030,249     Federal National Mortgage Association, 6.0%, 2/1/33   1,047,736
91,333        Federal National Mortgage Association, 6.0%, 3/1/33      92,874
2,583,294     Federal National Mortgage Association, 6.0%, 4/1/33   2,626,893
2,599,567     Federal National Mortgage Association, 6.0%, 7/1/33   2,643,440
2,234,139     Federal National Mortgage Association, 6.0%, 7/1/33   2,271,845
1,999,801     Federal National Mortgage Association, 6.0%, 8/1/34   2,033,673
1,265,721     Federal National Mortgage Association, 6.0%, 9/1/34   1,287,154
12,881        Federal National Mortgage Association, 6.5%, 1/1/15      13,332
75,554        Federal National Mortgage Association, 6.5%, 7/1/29      78,033
131,498       Federal National Mortgage Association, 6.5%, 5/1/31     135,561
265,988       Federal National Mortgage Association, 6.5%, 6/1/31     274,386
104,821       Federal National Mortgage Association, 6.5%, 8/1/31     108,060
123,519       Federal National Mortgage Association, 6.5%, 9/1/31     127,336
102,902       Federal National Mortgage Association, 6.5%, 10/1/31    106,082
54,015        Federal National Mortgage Association, 6.5%, 10/1/31     55,685
102,647       Federal National Mortgage Association, 6.5%, 2/1/32     105,819
169,031       Federal National Mortgage Association, 6.5%, 2/1/32     174,163
324,178       Federal National Mortgage Association, 6.5%, 3/1/32     334,021
258,774       Federal National Mortgage Association, 6.5%, 10/1/32    266,631
61,090        Federal National Mortgage Association, 6.5%, 7/1/34      62,881
77,107        Federal National Mortgage Association, 7.0%, 10/25/0     78,389
17,368        Federal National Mortgage Association, 7.0%, 3/1/12      18,151
53,728        Federal National Mortgage Association, 7.0%, 7/1/22      56,413
11,420        Federal National Mortgage Association, 7.0%, 12/1/30     11,953
40,422        Federal National Mortgage Association, 7.0%, 12/1/30     42,311
88,098        Federal National Mortgage Association, 7.0%, 4/1/31      92,215
143,928       Federal National Mortgage Association, 7.0%, 8/1/31     150,664
77,398        Federal National Mortgage Association, 7.0%, 9/1/31      81,020
198,225       Federal National Mortgage Association, 7.0%, 12/1/31    207,503
183,014       Federal National Mortgage Association, 7.0%, 1/1/32     191,580
4,581         Federal National Mortgage Association, 7.5%, 4/1/30       4,849
13,119        Federal National Mortgage Association, 7.5%, 8/1/20      13,898
10,421        Federal National Mortgage Association, 8.0%, 4/1/20      11,148
14,645        Federal National Mortgage Association, 8.0%, 2/1/29      15,691
2,914         Federal National Mortgage Association, 8.0%, 2/1/30       3,116
1,823         Federal National Mortgage Association, 8.0%, 2/1/30       1,949
4,472         Federal National Mortgage Association, 8.0%, 4/1/30       4,781
2,794         Federal National Mortgage Association, 8.0%, 7/1/30       2,987
3,840         Federal National Mortgage Association, 8.0%, 10/1/30      4,105
5,736         Federal National Mortgage Association, 8.0%, 1/1/31       6,133
55,767        Federal National Mortgage Association, 8.0%, 3/1/31      59,625
2,899         Federal National Mortgage Association, 8.0%, 5/1/31       3,099
18,373        Federal National Mortgage Association, 10.3%, 4/25/1     19,647
7,751         Federal National Mortgage Association, 10.3%, 4/25/1      9,273
4,000,000     Federal National Mortgage Association, Floating Rate  4,000,000
533,915       Government National Mortgage Association, 4.5%, 7/15    514,128
469,753       Government National Mortgage Association, 4.5%, 8/15    452,344
2,505,014     Government National Mortgage Association, 4.5%, 8/15  2,412,178
1,843,770     Government National Mortgage Association, 4.5%, 8/15  1,775,440
1,208,682     Government National Mortgage Association, 4.5%, 9/15  1,163,889
1,846,793     Government National Mortgage Association, 4.5%, 9/15  1,778,351
1,584,251     Government National Mortgage Association, 4.5%, 10/1  1,525,539
1,640,069     Government National Mortgage Association, 4.5%, 10/1  1,579,288
153,522       Government National Mortgage Association, 4.5%, 2/15    147,785
240,807       Government National Mortgage Association, 4.5%, 5/15    231,808
46,743        Government National Mortgage Association, 4.5%, 6/15     44,996
948,259       Government National Mortgage Association, 4.5%, 12/2    908,082
203,880       Government National Mortgage Association, 4.5%, 1/15    196,265
2,388,047     Government National Mortgage Association, 4.5%, 1/20  2,286,916
216,212       Government National Mortgage Association, 4.5%, 3/15    208,136
778,895       Government National Mortgage Association, 4.5%, 3/15    749,804
1,985,031     Government National Mortgage Association, 4.5%, 4/15  1,910,892
694,540       Government National Mortgage Association, 4.5%, 4/15    668,599
351,875       Government National Mortgage Association, 4.5%, 4/15    338,733
9,865,511     Government National Mortgage Association, 4.5%, 7/15  9,962,567
2,200,000     Government National Mortgage Association, 4.5%, 9/15  2,117,832
2,500,000     Government National Mortgage Association, 4.5%, TBA   2,404,688
975,144       Government National Mortgage Association, 5.0%, 7/15    980,261
22,869        Government National Mortgage Association, 5.0%, 7/15     22,989
1,860,678     Government National Mortgage Association, 5.0%, 4/15  1,842,465
1,966,225     Government National Mortgage Association, 5.0%, 4/15  1,946,860
478,661       Government National Mortgage Association, 5.5%, 10/1    489,680
684,734       Government National Mortgage Association, 5.5%, 11/1    700,398
235,953       Government National Mortgage Association, 5.5%, 12/1    241,350
19,574        Government National Mortgage Association, 5.5%, 4/15     20,018
2,320,531     Government National Mortgage Association, 5.5%, 8/15  2,373,130
2,305,344     Government National Mortgage Association, 5.5%, 8/15  2,357,600
1,071,920     Government National Mortgage Association, 5.5%, 10/2  1,092,878
189,705       Government National Mortgage Association, 5.5%, 8/15    191,628
247,907       Government National Mortgage Association, 5.5%, 10/1    250,420
374,659       Government National Mortgage Association, 5.5%, 2/20    377,622
2,212,977     Government National Mortgage Association, 5.5%, 3/20  2,230,480
1,938,714     Government National Mortgage Association, 5.5%, 4/20  1,954,047
1,139,777     Government National Mortgage Association, 5.5%, 10/1  1,150,923
3,136,155     Government National Mortgage Association, 5.5%, 7/15  3,166,823
2,167,945     Government National Mortgage Association, 5.5%, 11/1  2,189,146
223,044       Government National Mortgage Association, 5.5%, 11/2    224,808
53,755        Government National Mortgage Association, 5.5%, 12/1     54,281
1,845,684     Government National Mortgage Association, 5.5%, 1/15  1,863,842
1,760,195     Government National Mortgage Association, 5.5%, 2/15  1,777,512
1,919,903     Government National Mortgage Association, 5.5%, 5/15  1,938,791
2,663,448     Government National Mortgage Association, 5.5%, 6/15  2,689,651
9,604,508     Government National Mortgage Association, 5.5%, 8/15  9,698,997
13,000,000    Government National Mortgage Association, 5.5%, TBA  13,117,806
20,520        Government National Mortgage Association, 6.0%, 8/15     21,243
5,711         Government National Mortgage Association, 6.0%, 4/15      5,914
707,940       Government National Mortgage Association, 6.0%, 5/15    732,570
144,851       Government National Mortgage Association, 6.0%, 6/15    149,891
1,245,101     Government National Mortgage Association, 6.0%, 9/15  1,288,261
81,698        Government National Mortgage Association, 6.0%, 8/15     83,745
387,191       Government National Mortgage Association, 6.0%, 9/15    396,676
37,785        Government National Mortgage Association, 6.0%, 9/15     38,711
331,392       Government National Mortgage Association, 6.0%, 10/1    339,510
194,778       Government National Mortgage Association, 6.0%, 11/1    199,549
502,201       Government National Mortgage Association, 6.0%, 1/15    514,495
1,151,040     Government National Mortgage Association, 6.0%, 1/15  1,179,261
303,391       Government National Mortgage Association, 6.0%, 2/15    310,818
20,970        Government National Mortgage Association, 6.0%, 3/15     21,484
570,661       Government National Mortgage Association, 6.0%, 3/15    584,630
595,834       Government National Mortgage Association, 6.0%, 3/15    610,420
800,343       Government National Mortgage Association, 6.0%, 3/15    819,935
1,798,024     Government National Mortgage Association, 6.0%, 3/15  1,842,040
998,123       Government National Mortgage Association, 6.0%, 3/15  1,022,602
1,266,013     Government National Mortgage Association, 6.0%, 3/15  1,297,080
647,075       Government National Mortgage Association, 6.0%, 4/15    662,916
1,393,773     Government National Mortgage Association, 6.0%, 5/15  1,427,892
119,055       Government National Mortgage Association, 6.0%, 6/18    121,970
770,180       Government National Mortgage Association, 6.0%, 7/15    763,359
640,432       Government National Mortgage Association, 6.0%, 10/1    656,110
8,230,673     Government National Mortgage Association, 6.0%, 11/2  8,406,480
464,105       Government National Mortgage Association, 6.0%, 9/15    475,485
1,170,783     Government National Mortgage Association, 6.0%, 10/1  1,199,489
1,500,000     Government National Mortgage Association, 6.0%, 11/1  1,536,778
91,191        Government National Mortgage Association, 6.5%, 8/15     94,844
106,781       Government National Mortgage Association, 6.5%, 1/15    111,283
62,364        Government National Mortgage Association, 6.5%, 2/15     64,993
128,142       Government National Mortgage Association, 6.5%, 3/15    133,544
448,901       Government National Mortgage Association, 6.5%, 3/15    467,825
113,180       Government National Mortgage Association, 6.5%, 3/15    117,951
218,701       Government National Mortgage Association, 6.5%, 4/20    226,827
617,408       Government National Mortgage Association, 6.5%, 5/15    643,766
91,135        Government National Mortgage Association, 6.5%, 3/15     94,851
222,557       Government National Mortgage Association, 6.5%, 5/15    231,668
5,456,438     Government National Mortgage Association, 6.5%, 6/15  5,680,196
19,485        Government National Mortgage Association, 6.5%, 6/15     20,280
279,802       Government National Mortgage Association, 6.5%, 10/1    291,211
361,841       Government National Mortgage Association, 6.5%, 2/15    376,486
102,752       Government National Mortgage Association, 6.5%, 5/15    106,911
2,238,231     Government National Mortgage Association, 6.5%, 7/15  2,328,817
305,527       Government National Mortgage Association, 6.5%, 8/15    317,892
338,160       Government National Mortgage Association, 6.5%, 9/15    351,846
1,109,738     Government National Mortgage Association, 6.5%, 10/1  1,154,651
3,791,764     Government National Mortgage Association, 6.5%, 12/1  3,946,078
14,695        Government National Mortgage Association, 6.5%, 10/1     15,291
155,106       Government National Mortgage Association, 6.5%, 1/15    161,385
281,033       Government National Mortgage Association, 6.5%, 1/15    292,411
179,863       Government National Mortgage Association, 7.0%, 9/15    187,786
43,993        Government National Mortgage Association, 7.0%, 12/1     46,204
12,710        Government National Mortgage Association, 7.0%, 4/15     13,380
11,735        Government National Mortgage Association, 7.0%, 8/15     12,354
336,657       Government National Mortgage Association, 7.0%, 11/1    354,507
145,283       Government National Mortgage Association, 7.0%, 11/1    152,987
504,156       Government National Mortgage Association, 7.0%, 11/2    528,239
142,302       Government National Mortgage Association, 7.0%, 4/15    149,731
66,101        Government National Mortgage Association, 7.0%, 2/15     69,529
20,750        Government National Mortgage Association, 7.0%, 12/1     21,826
53,301        Government National Mortgage Association, 7.0%, 3/15     56,059
29,283        Government National Mortgage Association, 7.0%, 4/15     30,798
139,244       Government National Mortgage Association, 7.0%, 6/15    146,447
249,334       Government National Mortgage Association, 7.0%, 6/15    262,265
1,156,660     Government National Mortgage Association, 7.0%, 8/15  1,216,498
563,944       Government National Mortgage Association, 7.0%, 5/15    593,069
83,019        Government National Mortgage Association, 7.5%, 8/15     87,457
20,284        Government National Mortgage Association, 7.5%, 2/15     21,589
15,589        Government National Mortgage Association, 7.5%, 5/15     16,581
68,494        Government National Mortgage Association, 7.5%, 8/15     72,766
19,325        Government National Mortgage Association, 7.5%, 10/1     20,531
18,746        Government National Mortgage Association, 7.5%, 2/15     19,903
231,287       Government National Mortgage Association, 7.5%, 12/1    245,571
4,163         Government National Mortgage Association, 7.75%, 11/      4,432
10,612        Government National Mortgage Association, 7.75%, 2/1     11,292
55,269        Government National Mortgage Association, 8.0%, 5/15     58,682
4,193         Government National Mortgage Association, 9.5%, 5/15      4,659
1,831         Government National Mortgage Association, 10.0%, 1/1      1,877
2,293         Government National Mortgage Association, 10.0%, 1/1      2,562
2,663         Government National Mortgage Association, 10.0%, 1/1      2,976
603,998       Government National Mortgage Association, I, 6.0%, 2    619,359
56,366        Government National Mortgage Association, I, 7.0%, 1     59,289
14,957        Government National Mortgage Association, II, 6.5%,      15,513
7,569         Government National Mortgage Association, II, 6.5%,       7,850
283,147       Government National Mortgage Association, II, 7.0%,     296,514
18,953        Government National Mortgage Association, II, 7.0%,      19,842
135,000       U.S. Treasury Bonds, 3.125%, 10/15/08                   130,908
4,600,000     U.S. Treasury Bonds, 4.0%, 2/15/14                    4,495,782
2,925,000     U.S. Treasury Bonds, 4.0%, 2/15/15                    2,847,306
35,000        U.S. Treasury Bonds, 4.25%, 8/15/13                      34,880
43,200,000    U.S. Treasury Bonds, 4.25%, 11/15/13                 43,012,685
4,650,000     U.S. Treasury Bonds, 5.25%, 11/15/28                  5,065,231
840,000       U.S. Treasury Bonds, 5.25%, 2/15/29                     915,698
43,900,000    U.S. Treasury Bonds, 6.25%, 8/15/23                  52,493,074
135,000       U.S. Treasury Bonds, 7.125%, 2/15/23                    175,163
1,000,000     U.S. Treasury Bonds, 8.0%, 11/15/21                   1,384,297
1,600,000     U.S. Treasury Inflation Protected Security, 3.375%,   1,940,842
6,830,000     U.S. Treasury Inflation Protected Security, 3.5%, 1/  8,406,289
3,400,000     U.S. Treasury Notes, 3.0%, 7/15/12                    4,017,821
2,000,000     U.S. Treasury Notes, 3.625%, 1/15/10                  1,953,828
28,000,000    U.S. Treasury Notes, 3.625%, 6/15/10                 27,291,264
1,200,000     U.S. Treasury Notes, 4.125%, 5/15/15                  1,179,328
1,470,000     U.S. Treasury Notes, 4.25%, 11/15/14                  1,459,492
1,450,000     U.S. Treasury Notes, 4.875%, 2/15/12                  1,498,881
3,260,000     U.S. Treasury Notes, 5.375%, 2/15/31                  3,652,217
15,520,000    U.S. Treasury Notes, 5.5%, 8/15/28                   17,438,179
105,000       U.S. Treasury Notes, 6.0%, 8/15/09                      111,665
135,000       U.S. Treasury Notes, 7.0%, 7/15/06                      137,953
19,000,000    U.S. Treasury Notes, 7.5%, 11/15/16                  24,048,357
4,550,000     U.S. Treasury Strip, 0%, 2/15/11                      3,640,282
                                                                 $521,048,469
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS       $521,048,469
              (Cost   $513,583,228)

              MUNICIPAL BONDS - 0.2 %
              Municipal Development - 0.1 %
800,000       Atlanta Georgia Downtown Development Lease, 6.875%,$    923,800
              Municipal Tobacco - 0.1 %
530,000       Tobacco Settlement Authority Iowa, 6.79%, 6/1/10   $    541,273
                                                                 $  1,465,073
              TOTAL MUNICIPAL BONDS                              $  1,465,073
              (Cost   $1,293,718)

              TEMPORARY CASH INVESTMENTS - 10.1 %
              Repurchase Agreement - 10.1 %
90,000,000    UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price
              of  $90,000,000 plus accrued interest on 10/3/05 collateralized by  $28,523,000 U.S. Treasury Bill, 3/2/06 and  $64,459,000 U.S.
              Treasury Bill, 2.375%, 8/15/06                     $ 90,000,000
              TOTAL TEMPORARY CASH INVESTMENTS                   $ 90,000,000
              (Cost   $90,000,000)
              TOTAL INVESTMENT IN SECURITIES - 104.5%            $931,863,215
              (Cost   $920,091,970) (a)
              OTHER ASSETS AND LIABILITIES - (4,5)%              $(40,134,589)

              TOTAL NET ASSETS - 100.0%                          $891,728,626

           (144A) Security is exempt from registration under Rule 144A of the Sec
           Such securities may be resold normally to qualified institutional buyers exempt from registration. At September 30, 2005, the value of these sec
           $33,301,288 or  3.7% of net assets.

           (a) At September 30, 2005, the net unrealized gain on investments based income tax purposes of  $920,055,990 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost          $ 13,792,633

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value           (1,985,408)

              Net unrealized gain                                $11,807,225

           (b)  At September 30, 2005 the following securities were out on loan:

Shares                             Security                       Market Value
1,643,500     Delphi Corp., 6.55%, 6/15/06                       $   1,220,299
110,750       Ford Motor Co., 7.25%, 10/1/08                         106,874
1,733,750     Toys "R" Us, 7.875%, 4/15/13                           1,547,372
              Total                                              $   2,874,544

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.